SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,653,111		$ 1,359,986	$ 4,615,285	$ 4,530,686
Provision of services	484,906		516,235	1,023,257	1,760,212
Total revenue	2,138,017		1,876,221	5,638,542	6,290,898
Segment loss				18,856,136	16,771,803
Finance and other costs	(30,714)		(12,455)	(77,466)	(34,122)
Depreciation				362,123	138,085
Amortization				26,969	134,001
Change in fair value of derivative liability			(305,094)	(57,314)	(5,168,672)
Loss on write-off of notes receivable	104,780			104,780	(771,260)
Loss on write down of inventory	8,060			208,247
Net loss for the year	$ 5,446,885	$ 16,584,529	$ 5,340,815	19,423,475	11,069,835
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods				4,215,220	4,530,686
Provision of services				1,023,257	1,596,102
Total revenue				5,238,477	6,126,788
Segment loss				12,812,936	4,451,926
Finance and other costs				(74,397)	3,985
Depreciation				354,139	133,511
Amortization				26,969	134,001
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory				208,247
Net loss for the year				13,327,894	7,012,863
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods				400,065
Provision of services					164,110
Total revenue				400,065	164,110
Segment loss				(140,366)	489,361
Finance and other costs
Depreciation
Amortization					101,136
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory
Net loss for the year				(140,366)	590,497
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss				6,183,566	9,439,940
Finance and other costs				(3,069)	(38,107)
Depreciation				7,984	4,574
Amortization
Change in fair value of derivative liability				(57,314)	(5,168,672)
Loss on write-off of notes receivable				104,780	(771,260)
Loss on write down of inventory
Net loss for the year				$ 6,235,947	$ 3,466,475